LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

NOTE 11:-   LEASES

a.	Lease commitments:

The Group's facilities are leased under several lease agreements for periods ending up to 2027, with options to extend the leases ending up to 2029.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2019, 2018 and 2017 were approximately $8,149,  $8,325 and $7,952, respectively. Lease expenses for the years ended December 31, 2019, 2018 and 2017 include an offset for sublease rental of $1,359,  $1,315 and $1,183, respectively.

The Company’s capitalized operating lease agreements have remaining lease terms ranging from 1 year to 9.5 years, including agreements with options to extend the leases for up to 5 years.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31,
2019
Weighted average remaining lease term	4.17 years
Weighted average discount rate	2.23%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2020	$8,597
2021	7,533
2022	6,926
2023	6,701
2024 and thereafter	3,626

Total lease payments *)	$33,383

Less- imputed interest	$(1,707)
Present value of lease liabilities	$31,676

*) Total lease payments have not been reduced by sublease rental payments of $2,741 due in the future under non-cancelable subleases.

In connection with the Company's offices lease agreement in Israel, the lessor has a lien of $5,000 which is included in short-term and restricted bank deposits.